Stockholders' Equity - Common Stock (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares	Dec. 02, 2020 shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	28,781	33,700				20,964
Common shares, par value (in dollars per share) | $ / shares	$ 0.00001	$ 0.00001				$ 0.00001
Common shares, shares issued (in shares)	2,124	2,627				996
Common shares, shares outstanding (in shares)	2,124	2,627				996
Class A common stock subject to possible redemption, outstanding (in shares)	21,458	24,816				15,181
Fifth Wall Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)		32,738,037
Threshold Percentage Of Shares Issued And Outstanding Convertibleupon Business Combination	20.00%	20.00%
Common shares, votes per share | Vote	1
Class A Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	2,809,463
Common shares, shares outstanding (in shares)	0	2,809,463
Class A common stock subject to possible redemption, outstanding (in shares)	0	32,738,037
Class A Common Stock Subject to Redemption | Fifth Wall Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, shares issued (in shares)	0
Common shares, shares outstanding (in shares)	0
Class A common stock subject to possible redemption, outstanding (in shares)		32,738,037
Class A Common Stock Subject to Redemption | Founder Shares [Member] | Sponsor [Member] | Fifth Wall Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)			1,125,000
Class B Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	8,625,000	8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000
Shares subject to forfeiture	1,125,000
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member] | Fifth Wall Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)	8,625,000			8,625,000
Shares subject to forfeiture	1,125,000				1,125,000